Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summarised Financial Information of Subsidiaries With Material Noncontrolling Interests Explanatory

Summarised financial information	2023 £m	2022 £m	2021 £m
Revenue	680	732	640
Profit for the year	133	153	127
– Attributable to non-controlling interests	36	41	34
Total comprehensive income	91	132	127
– Attributable to non-controlling interests	25	36	34
Dividends paid and other appropriations made to non-controlling interests	(11)	(32)	(28)
Summary net assets:
Non-current assets	299	322	303
Current assets	437	253	345
Non-current liabilities	71	78	70
Current liabilities	284	166	262
Total equity at the end of the year	381	331	316
– Attributable to non-controlling interests	103	90	86
Net cash generated from operating activities	167	164	52
Net cash used in investing activities	(51)	(46)	(26)
Net cash used in financing activities	(41)	(147)	(55)
Differences on exchange	1	4	—
Increase/(decrease) in net cash and cash equivalents	76	(25)	(29)
Net cash and cash equivalents at 1 January	(24)	1	30
Net cash and cash equivalents at 31 December	52	(24)	1

Summary of Financial Information of Subsidiaries Subject to Significant Restrictions	The table below summarises the assets and liabilities of ITCAN:

Summarised financial information	2023 £m	2022 £m
Non-current assets	2,471	2,554
Current assets	2,621	2,193
Non-current liabilities	(103)	(114)
Current liabilities	(494)	(526)
	4,495	4,107

Summary of Breakdown of Current Assets	A breakdown of current assets has been
provided below.

	2023 £m	2022 £m
Cash and cash equivalents*	2,042	1,569
Inventory	103	182
Investments held at fair value	446	396
Other	30	46
	2,621	2,193
Note:
*Cash and cash equivalents above include £1,904 million (2022: £1,411 million) of restricted cash and cash equivalents. The Group defines restricted cash and cash equivalents as where there are significant restrictions on its ability to access or use the assets and settle the liabilities of the Group, but excludes cash and cash equivalents where there are also outstanding local currency borrowings or where there is an outstanding excise liability. In addition, dividends payable would also be excluded from restricted cash and cash equivalents if the dividend has been approved by the necessary regulatory channels.